UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542


13F File Number: 028-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner              Princeton, NJ              November 9, 2004
-----------------------     --------------------------   ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $ 121,188
                                         (thousands)


List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2004

COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------        -----       --------  -------   --- ----  ----------  --------  ----     ------  ----
ALCON INC                       Common Stock   H01301102    6,560      81,800  SH                     Sole       81,800  0       0
AMERICAN AXLE & MFG HLDGS IN    Common Stock   024061103    7,479     255,600  SH                     Sole      255,600  0       0
AMERICREDIT CORP                Common Stock   03060R101    6,120     293,099  SH                     Sole      293,099  0       0
COACH INC CMN                   Common Stock   189754104    7,152     168,600  SH                     Sole      168,600  0       0
CRUCELL NV                      Common Stock   228769105    1,855     229,600  SH                     Sole      229,600  0       0
DRS TECHNOLOGIES INC            Common Stock   23330X100    2,507      66,965  SH                     Sole       66,965  0       0
FIRST ADVANTAGE CORP            CLA            31845F100    1,380      85,925  SH                     Sole       85,925  0       0
FREEPORT-MCMORAN COPPER & GO    CLB            35671D857    2,272      56,100  SH                     Sole       56,100  0       0
SCHEIN HENRY INC                Common Stock   806407102    7,178     115,200  SH                     Sole      115,200  0       0
HOVNANIAN K ENTERPRISES INC     CLA            442487203    2,197      54,800  SH                     Sole       54,800  0       0
IMAX CORP                       Common Stock   45245E109    4,315     766,500  SH                     Sole      766,500  0       0
INSTINET GROUP INC              Common Stock   457750107    4,501     894,850  SH                     Sole      894,850  0       0
INTUITIVE SURGICAL, INC.        Common Stock   46120E602    1,926      77,834  SH                     Sole       77,834  0       0
KB HOME                         Common Stock   48666K109    3,143      37,200  SH                     Sole       37,200  0       0
LIONS GATE ENTMNT CORP          Common Stock   535919203    6,722     772,650  SH                     Sole      772,650  0       0
MANHATTAN ASSOCS INC            Common Stock   562750109    7,006     286,900  SH                     Sole      286,900  0       0
MODEM MEDIA INC                 CLA            607533106    2,952     550,685  SH                     Sole      550,685  0       0
MUELLER INDS INC                Common Stock   624756102    1,074      25,000  SH                     Sole       25,000  0       0
NUCOR CORP                      Common Stock   670346105    1,590      17,400  SH                     Sole       17,400  0       0
NUVELO INC                      Common Stock   67072M301    1,764     178,500  SH                     Sole      178,500  0       0
OM GROUP INC                    Common Stock   670872100    2,110      57,700  SH                     Sole       57,700  0       0
ORLEANS HOMEBUILDERS INC        Common Stock   686588104    2,031      90,200  SH                     Sole       90,200  0       0
ORTHOLOGIC CORP                 Common Stock   68750J107    2,212     314,156  SH                     Sole      314,156  0       0
PAXAR CORP                      Common Stock   704227107    5,951     262,400  SH                     Sole      262,400  0       0
ROCKWELL AUTOMATION INC         Common Stock   773903109    5,238     135,350  SH                     Sole      135,350  0       0
SUPERCONDUCTOR TECHNOLOGIES     Common Stock   867931107      477     437,600  SH                     Sole      437,600  0       0
TBC CORP                        Common Stock   872180104    2,013      90,100  SH                     Sole       90,100  0       0
TLC VISION CORP                 Common Stock   872549100    5,165     587,600  SH                     Sole      587,600  0       0
TOLL BROTHERS INC               Common Stock   889478103    6,014     129,800  SH                     Sole      129,800  0       0
UBIQUITEL INC                   Common Stock   903474302    2,799     699,800  SH                     Sole      699,800  0       0
UCBH HOLDINGS INC               Common Stock   90262T308      996      25,500  SH                     Sole       25,500  0       0
WHEELING PITTSBURGH CORP        Common Stock   963142302    6,489     207,236  SH                     Sole      207,236  0       0




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